Exhibit 10.2

[***] = Certain identified information has been omitted because it is both not material and would likely cause competitive harm to the registrant if publicly disclosed.

AMENDMENT NO. 2 TO

REMITTANCE PROCESSING SERVICES AGREEMENT

THIS AMENDMENT NO. 2 TO REMITTANCE PROCESSING SERVICES AGREEMENT (“Amendment No. 2”) is made as of the first day of June 2002, by and between AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., a New York corporation with an office at American Express Tower, World Financial Center, New York, New York 10285 (“AMEX”), and REGULUS WEST LLC, a Delaware limited liability company with an office at 2 International Plaza, Suite 422, Philadelphia, Pennsylvania 19113 (“Vendor”).

WITNESSETH

WHEREAS, AMEX and Vendor entered into a Remittance Processing Services Agreement dated as of October 25, 1999 (the “Agreement”) which was amended by Amendment No. 1 To Remittance Processing Services Agreement dated as of July 1, 2000 (“Amendment No. 1”); and

WHEREAS, AMEX and Vendor wish to further amend the Agreement as set forth below.

NOW, THEREFORE, in consideration of the mutual promises and covenants contained herein and in the Agreement and Amendment No. 1, the parties hereto agree as follows:

1. Terms used herein which are not otherwise defined shall have the meanings ascribed to such terms in the Agreement.

2. Section 2.01 of the Agreement is hereby amended by deleting “October 24, 2001” and inserting “October 24, 2005” in its place and stead.

3. Section 2.02 of the Agreement is hereby amended to read in its entirety as follows:

“2.02 Expiration and Renewal. Unless terminated earlier pursuant to Article 20 and provided AMEX is not in default of its obligations under this Agreement, this Agreement shall automatically renew for one two year term (a “Renewal Term”) unless AMEX provides at least 120 days written notice of non-renewal to Vendor prior to the expiration of the Term. If this Agreement is renewed pursuant to this Section 2.02, its then current terms and conditions shall remain in force and effect during the Renewal Term and the Rates during the Renewal Term shall be as set forth in Exhibit E.”

4. Section 12.02 of the Agreement is hereby deleted in its entirety and nothing is substituted in its place and stead.

5. The first sentence of Section 16.01 of the Agreement is hereby amended by deleting the words “Upon reasonable advance written notice from AMEX,” therefrom.

6. Clause (1) of Article 21 of the Agreement is hereby amended to read in its entirety as follows:

“(1) continue to provide the Services to the extent requested by AMEX (i) in the event of expiration at the end of the Term or the Renewal Term, or termination by AMEX other than pursuant to Section 20.02, at the Rates agreed upon by the parties at such time, or (ii) in the event of termination by AMEX pursuant to Section 20.02, at the Rates in effect under this Agreement immediately prior to termination, and at Service Levels for such Services in effect under this Agreement immediately prior to such expiration or termination, and”.

7. The fourth (4th) sentence of Section 23.04(1) of the Agreement is hereby amended to read in its entirety as follows:

“Notwithstanding anything herein, Vendor shall not be liable to AMEX for damages in excess of $[***] during each Contract Year. “

8. AMEX and Vendor hereby agree that the Vendor facilities located at 365 Passaic Street, Rochelle Park, New Jersey (“Rochelle Park”) and at 1500 Dragon Street, Suite A, Dallas, Texas (“Dallas”) shall be Vendor Service Locations. Vendor shall provide Migration Services for these Vendor Service Locations in accordance with Article 3 of the Agreement. Migration Services will commence at the Rochelle Park Vendor Service Location on August 13, 2002 and the Migration Completion Date will be November 14, 2002. Migration Services will commence at the Dallas Vendor Service Location on October 9, 2002 and the Migration Completion Date will be January 10, 2003. Vendor and AMEX will agree in writing upon any milestones and their completion dates for the Migration Services. In the event that, at either the Rochelle Park Vendor Service Location or the Dallas Vendor Service Location, the Migration Completion Date is delayed by more than [***] days for any reason within the control of Vendor, AMEX may terminate migration to the affected Vendor Service Location and procure an alternate source for remittance processing services and Vendor will be obliged to reimburse AMEX as provided in the second and third sentences of Section 3.04. Vendor and AMEX must mutually agree in writing to any changes to a Migration Completion Date.

9. Within 60 days of the Migration Completion Date at each of the Rochelle Park and Dallas Vendor Service Locations, Vendor will develop and submit to AMEX for AMEX’s approval a DRP for such Vendor Service Location.

10. Vendor agrees to implement image transmission capability (check images with audit trail) no later than the commencement of live processing at the Rochelle Park and Dallas Vendor Service Locations. Vendor will implement image transmission capability at the Los Angeles, California (“Los Angeles”) Vendor Service Location no later than December 31, 2003. Vendor will pay for front and back cameras for first pass image capture, as well as servers required as determined by the mutual agreement of the parties. AMEX will pay for any routers, circuits, encryption license and programming expenses at the developmental programming rate provided in Exhibit E.

11. Vendor agrees to implement Mark Sense in the Dallas, Rochelle Park and Los Angeles Vendor Services Locations. Vendor, at its expense, will install back cameras in the Dallas and Rochelle Park Vendor Service Locations for this purpose. Vendor will develop a Mark Sense application to identify both address changes and correspondence on remittance coupons. Vendor will bear the first $[***] of the expense of developing the Mark Sense application, and AMEX will bear the balance, at the developmental programming rate provided in Exhibit E, up to an additional $[***], provided that if the total cost of developing and implementing the Mark Sense application exceeds $[***], the parties shall mutually agree upon the allocation of such excess costs. Mark Sense will be implemented in the Dallas and Rochelle Park Vendor Service Locations no later than the commencement of live processing at each facility, and in the Los Angeles Vendor Service Location no later than December 31, 2003. During the first 90 days after implementation of Mark Sense at each Vendor Service Location, the parties will monitor the output to determine whether 100% of address changes are being detected while false positives are being minimized. The parties thereafter will agree upon performance metrics for measures impacted by Mark Sense as provided in Exhibit B.

12. The Amended and Restated Exhibit B to the Agreement as amended by Amendment No. 1 is hereby deleted in its entirety and the 2nd Amended and Restated Exhibit B which is attached hereto is inserted in its place and stead.

13. Exhibit C to the Agreement is hereby amended by deleting the words “and financial” from the first bullet of the Basic Requirements for the Employee category.

14. The Amended and Restated Exhibit E to the Agreement as amended by Amendment No. 1 is hereby deleted in its entirety and the 2nd Amended and Restated Exhibit E which is attached hereto is inserted in its place and stead.

15. Vendor agrees to make commercially reasonable efforts to reduce its internal costs and the unit price it charges AMEX for the Services, by exploring and potentially utilizing technology changes, such as check truncation, and process changes, such as offshore keying. Vendor agrees to offer check truncation at each Vendor Service Location no later than December 31, 2003, at a price to be agreed upon once requirements are fully defined. Vendor and AMEX will cooperate to implement a pilot program of offshore keying, with a target for implementation of such pilot program in the second quarter of 2003. The parties will define the measures of success and conduct a business analysis of the results in order to determine whether this process will be implemented on an ongoing basis at all Vendor Service Locations. Notwithstanding anything to the contrary, nothing in this Amendment No. 2 or the Agreement shall obligate Vendor to implement any programs, processes or services which Vendor reasonably determines not to be in its best interests.

16. Except as specifically amended herein, the terms of the Agreement shall continue in full force and effect. In the event of a conflict or ambiguity between the terms set forth in this Amendment No. 2 and the terms of the Agreement, the terms of this Amendment No. 2 shall govern with respect to the conflicting or ambiguous terms.

IN WITNESS WHEREOF, the parties have caused this Amendment No. 2 to Remittance Processing Services Agreement to be executed by an authorized officer as of the date written above.

REGULUS WEST LLC	AMERICAN EXPRESS TRAVEL
RELATED SERVICES COMPANY,
INC.

By:________________________	By:_________________________
Name:______________________	Name:_______________________
Title:_____________________	Title:______________________

2nd Amended and Restated Exhibit B

Performance Standards; Incentives/Credits

[Exhibit B omitted in accordance with Item 601(a)(5) of Regulation S-K]

2nd Amended and Restated Exhibit E

Compensation

[Exhibit E omitted in accordance with Item 601(a)(5) of Regulation S-K]